INCOME TAXES (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (43,789)	$ (48,569)	$ (53,514)
Statutory tax rate	25.00%	26.50%	26.50%
Theoretical income tax expense	$ (10,947)	$ (12,871)	$ (14,181)
Deferred taxes for which valuation allowance was provided, net	8,620	8,571	12,823
Non-deductible option expenses	5,224	4,969	3,693
Non-deductible expenses	815	532	233
Increase in uncertain tax positions			1,098
Tax adjustment in respect of different tax rate of foreign subsidiary	(1,015)	524	(781)
Utilization of loss		327
Other	410	713	167
Income tax expenses	$ 3,107	$ 2,765	$ 3,052